Leases	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Leases
Leases

5. Leases

The Group has operating leases primarily for office spaces in China. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included in operating lease right-of-use assets, operating lease liabilities, short-term, and operating lease liabilities, long-term on the Group’s consolidated balance sheets. The Group has chosen to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms at the lease commencement dates. The Group uses its incremental borrowing rate in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what interest the Group would pay in order to obtain a borrowing with an amount equivalent to the lease payments in a similar economic environment over the lease term on a collateralized basis from banks in China.

Certain lease agreements contain an option for the Group to renew a lease for a term agreed by the Group and the lessor or an option to terminate a lease earlier than the maturity dates. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. The Group’s lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group has chosen to combine payments for non-lease components with lease payments and accounted them together as a single lease component. Payments under the lease arrangements are primarily fixed. However, for arrangements accounted for as a single lease component, there may be variability in future lease payments as the amount of the non-lease components is typically revised from one period to the next. Additionally, certain lease agreements with SINA contain variable payments, which are determined based on actual SINA headquarters spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities.

The components of lease cost for the six months ended June 30, 2020 and 2021 were as follows:

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Operating lease cost	$2,246	$3,339
Short-term lease cost	1,611	1,921
Variable lease cost	2,131	2,598
Total lease cost	$5,988	$7,858

Other information related to leases was as follows:

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(2,589)	$(3,938)
Operating lease assets obtained in exchange for operating lease liabilities	$—	$8,287

Maturities of lease liabilities under operating leases as of June 30, 2021 were as follows:

Twelve Months Ended June 30,	(In thousands)
2022	$6,020
2023	2,020
2024	1,612
2025	1,434
2026 and thereafter	1,714
Total future payments for recognized leasing assets	$12,800
Less: imputed interest	1,052
Total lease liabilities	$11,748

As of June 30, 2021, operating leases recognized in lease liabilities have average remaining lease terms of 3.6 years and weighted-average discount rate of 5%. As of June 30, 2021, the Group had no lease contract that has been entered into but not yet commenced.

5. Leases

The Group has operating leases primarily for office spaces in China. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included in operating lease right-of-use assets, operating lease liabilities, short-term, and operating lease liabilities, long-term on the Group’s unaudited interim condensed consolidated balance sheets. The Group has chosen to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the unaudited interim condensed consolidated balance sheets.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms at the lease commencement dates. The Group uses its incremental borrowing rate in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what interest the Group would pay in order to obtain a borrowing with an amount equivalent to the lease payments in a similar economic environment over the lease term on a collateralized basis from banks in China.

Certain lease agreements contain an option for the Group to renew a lease for a term agreed by the Group and the lessor or an option to terminate a lease earlier than the maturity dates. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. The Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Group’s leases contain free or escalating rent payment terms. The Group’s lease agreements generally contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. The Group has chosen to combine payments for non-lease components with lease payments and accounted them together as a single lease component. Payments under the lease arrangements are primarily fixed. However, for arrangements accounted for as a single lease component, there may be variability in future lease payments as the amount of the non-lease components is typically revised from one period to the next. Additionally, certain lease agreements with SINA contain variable payments, which are determined based on actual SINA headquarters spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities.

The components of lease cost for the nine months ended September 30, 2020 and 2021 were as follows:

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Operating lease cost	$3,515	$5,206
Short-term lease cost	2,336	2,940
Variable lease cost	3,349	4,041
Total lease cost	$9,200	$12,187

Other information related to leases was as follows:

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases	$(3,922)	$(5,824)
Operating lease assets obtained in exchange for operating lease liabilities	$1,183	$8,301

Maturities of lease liabilities under operating leases as of September 30, 2021 were as follows:

Twelve Months Ended September 30,	(In thousands)
2022	$5,001
2023	1,979
2024	1,617
2025	1,436
2026 and thereafter	1,358
Total future payments for recognized leasing assets	$11,391
Less: imputed interest	1,155
Total lease liabilities	$10,236

As of September 30, 2021, operating leases recognized in lease liabilities have average remaining lease terms of 3.6 years and weighted-average discount rate of 5%. As of September 30, 2021, the Group had no lease contract that has been entered into but not yet commenced.